Leases - Schedule of the components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 2,700	$ 2,700	$ 5,500	$ 5,500
HMH Holding BV And Subsidiaries [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost					$ 11,261	$ 9,708
Sublease income					0	544
Net lease cost					$ 11,261	$ 9,164